Goodwill, Net (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill, Net [Abstract]
Schedule of Goodwill and Accumulated Impairment Losses

The gross amount of goodwill and accumulated impairment losses by reporting unit as of June 30, 2024 and 2025 are as follows:

	Wealth Management	Insurance Agency	Total
	RMB	RMB	RMB
Gross as of June 30, 2023	-	-	-
Addition for business combination (Note 3(b))	-	542,578	542,578
Gross as of June 30, 2024	-	542,578	542,578
Addition for business combination	-	-	-
Gross as of June 30, 2025	-	542,578	542,578
Accumulated impairment loss as of June 30, 2023	-	-	-
Impairment loss	-	(426,410)	(426,410)
Accumulated impairment loss as of June 30, 2024	-	(426,410)	(426,410)
Impairment loss	-	(116,168)	(116,168)
Accumulated impairment loss as of June 30, 2025	-	(542,578)	(542,578)
Net as of June 30, 2023	-	-	-
Net as of June 30, 2024	-	116,168	116,168
Net as of June 30, 2025	-	-	-